PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 90.6%
Brazil 4.3%
Banco Bradesco SA	6,613	$ 48,301
Banco BTG Pactual SA, UTS	1,200	20,853
Banco do Brasil SA	20,000	225,564
Banco Santander Brasil SA, UTS	18,400	179,506
BB Seguridade Participacoes SA	24,400	198,272
BR Malls Participacoes SA	4,000	17,251
Centrais Eletricas Brasileiras SA	1,200	10,978
IRB Brasil Resseguros S/A	3,600	37,206
Magazine Luiza SA	3,100	40,391
Petrobras Distribuidora SA	3,700	24,917
Petroleo Brasileiro SA	16,600	117,641
TIM Participacoes SA	35,800	139,602
Vale SA	16,232	190,951
WEG SA	14,000	129,454
		1,380,887
Chile 0.6%
Cia Cervecerias Unidas SA	13,444	118,683
Colbun SA	321,573	46,811
Enel Americas SA	194,492	38,325
		203,819
China 33.7%
Alibaba Group Holding Ltd., ADR*	9,100	1,879,969
Anhui Conch Cement Co. Ltd. (Class H Stock)	40,500	257,117
ANTA Sports Products Ltd.	14,000	121,941
Baidu, Inc., ADR*	800	98,848
Bank of Beijing Co. Ltd. (Class A Stock)	31,200	23,616
Bank of China Ltd. (Class H Stock)	900,000	347,258
Bank of Communications Co. Ltd. (Class H Stock)	299,000	190,596
Bank of Jiangsu Co. Ltd. (Class A Stock)	52,300	50,891
Bank of Nanjing Co. Ltd. (Class A Stock)	13,100	14,924
Bank of Shanghai Co. Ltd. (Class A Stock)	41,400	51,923
Beijing Enterprises Holdings Ltd.	2,500	10,919
Centre Testing International Group Co. Ltd. (Class A Stock)	16,000	36,694
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	148,409
China Construction Bank Corp. (Class H Stock)	506,000	381,576
China International Travel Service Corp. Ltd. (Class A Stock)	1,489	16,956
China Lesso Group Holdings Ltd.	20,000	25,642
China Medical System Holdings Ltd.	146,000	194,041
China Merchants Bank Co. Ltd. (Class H Stock)	20,500	98,325

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Minsheng Banking Corp. Ltd. (Class H Stock)	294,000	$ 204,302
China Mobile Ltd.	3,000	24,555
China National Accord Medicines Corp. Ltd. (Class A Stock)	3,900	27,340
China National Building Material Co. Ltd. (Class H Stock)	232,000	221,356
China National Chemical Engineering Co. Ltd. (Class A Stock)	18,600	18,118
China Pacific Insurance Group Co. Ltd. (Class H Stock)	60,000	198,656
China Resources Cement Holdings Ltd.	40,000	44,712
China Resources Pharmaceutical Group Ltd., 144A	8,500	7,121
China Telecom Corp. Ltd. (Class H Stock)	78,000	30,365
Chinese Universe Publishing & Media Group Co. Ltd. (Class A Stock)	17,986	36,050
CITIC Ltd.	186,000	210,108
CNOOC Ltd.	93,000	139,785
Country Garden Services Holdings Co. Ltd.	28,000	90,345
Financial Street Holdings Co. Ltd. (Class A Stock)	13,800	14,572
Fujian Sunner Development Co. Ltd. (Class A Stock)	9,000	26,312
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	1,100	57,186
Geely Automobile Holdings Ltd.	27,000	42,657
Gemdale Corp. (Class A Stock)	9,800	17,891
Greenland Holdings Corp. Ltd. (Class A Stock)	13,100	11,841
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	1,900	19,788
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	5,584	28,803
HLA Corp. Ltd. (Class A Stock)	5,900	6,235
Huaxin Cement Co. Ltd. (Class A Stock)	7,300	21,999
Industrial & Commercial Bank of China Ltd. (Class H Stock)	474,000	313,263
JD.com, Inc., ADR*	9,600	361,824
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,100	13,456
Jinke Properties Group Co. Ltd. (Class A Stock)	16,300	16,301
Kweichow Moutai Co. Ltd. (Class A Stock)	100	14,364
Li Ning Co. Ltd.	43,500	127,060
Logan Property Holdings Co. Ltd.	55,000	83,013
Longfor Group Holdings Ltd., 144A	17,000	71,360
Luxshare Precision Industry Co. Ltd. (Class A Stock)	5,200	31,084
Luye Pharma Group Ltd., 144A(a)	173,500	111,351
Luzhou Laojiao Co. Ltd. (Class A Stock)	1,500	17,163
Metallurgical Corp. of China Ltd. (Class H Stock)	448,000	87,193
Midea Group Co. Ltd. (Class A Stock)	2,600	19,677
Momo, Inc., ADR	6,300	192,780
NetEase, Inc., ADR	400	128,304
New China Life Insurance Co. Ltd. (Class H Stock)	33,700	125,251
New Oriental Education & Technology Group, Inc., ADR*	1,000	121,550
PICC Property & Casualty Co. Ltd. (Class H Stock)	98,000	104,412
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,500	499,128
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	8,700	18,114

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	42,000	$ 26,038
Sany Heavy Industry Co. Ltd. (Class A Stock)	16,700	36,934
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	12,800	14,930
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	15,286
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	72,000	85,639
Shanghai Construction Group Co. Ltd. (Class A Stock)	32,100	15,268
Shanghai M&G Stationery, Inc. (Class A Stock)	4,688	33,306
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	26,800	41,831
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	45,400	35,091
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	2,100	55,005
Shenzhen Overseas Chinese Town Co. Ltd. (Class A Stock)	6,000	5,887
Shimao Property Holdings Ltd.	25,000	80,113
Shui On Land Ltd.	866,000	172,662
Sichuan Swellfun Co. Ltd. (Class A Stock)	3,800	27,750
Sinotruk Hong Kong Ltd.	3,500	5,996
Sunac China Holdings Ltd.	13,000	62,300
Tencent Holdings Ltd.	25,300	1,200,823
Tingyi Cayman Islands Holding Corp.	10,000	16,858
Uni-President China Holdings Ltd.	44,000	44,788
Vipshop Holdings Ltd., ADR*	16,500	210,045
Want Want China Holdings Ltd.	26,000	21,232
Weichai Power Co. Ltd. (Class H Stock)	127,000	221,399
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	11,300	51,698
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	12,900	57,687
Wuliangye Yibin Co. Ltd. (Class A Stock)	1,300	22,552
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	16,971
Yealink Network Technology Corp. Ltd. (Class A Stock)	3,100	35,660
Yum China Holdings, Inc.	1,900	81,833
Zhongsheng Group Holdings Ltd.	3,000	11,029
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	38,000	27,951
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	54,400	48,480
		10,689,432
Colombia 0.6%
Bancolombia SA	1,330	16,505
Ecopetrol SA	172,154	160,073
Interconexion Electrica SA ESP	2,270	12,478
		189,056

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Greece 1.3%
Hellenic Telecommunications Organization SA	13,892	$ 207,212
JUMBO SA	9,312	189,132
OPAP SA	995	12,371
		408,715
Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	36,000	47,474
Hungary 0.1%
Richter Gedeon Nyrt	2,254	48,404
India 7.9%
Asian Paints Ltd.	1,525	38,389
Bajaj Auto Ltd.	452	20,113
Bajaj Finance Ltd.	4,476	272,980
Bandhan Bank Ltd., 144A	24,291	152,943
Bharti Infratel Ltd.	1,700	5,923
Coal India Ltd.	6,613	16,789
Dr. Reddy’s Laboratories Ltd.	598	26,111
Eicher Motors Ltd.	177	50,365
GAIL India Ltd.	8,168	13,779
HCL Technologies Ltd.	5,794	48,073
HDFC Asset Management Co. Ltd., 144A	224	9,946
Hindustan Petroleum Corp. Ltd.	3,475	11,329
Hindustan Unilever Ltd.	3,288	93,659
Housing Development Finance Corp. Ltd.	2,901	98,004
ICICI Lombard General Insurance Co. Ltd., 144A	693	12,818
Info Edge India Ltd.	2,712	108,434
Infosys Ltd., ADR	18,600	203,856
ITC Ltd.	48,377	159,432
Larsen & Toubro Ltd.	2,489	47,648
NTPC Ltd.	122,452	193,964
Oil & Natural Gas Corp. Ltd.	127,250	193,576
Petronet LNG Ltd.	3,153	11,762
Power Grid Corp. of India Ltd.	84,027	220,233
Reliance Industries Ltd.	3,374	66,802
Reliance Industries Ltd., 144A, GDR	3,233	126,087
Shriram Transport Finance Co. Ltd.	904	12,899
Tata Steel Ltd.	14,846	90,796
Tech Mahindra Ltd.	2,329	26,025
Wipro Ltd.	52,462	174,329
		2,507,064

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 0.9%
Gudang Garam Tbk PT	14,800	$ 60,337
Indofood CBP Sukses Makmur Tbk PT	31,600	26,319
Indofood Sukses Makmur Tbk PT	343,400	196,038
Kalbe Farma Tbk PT	111,100	11,575
		294,269
Luxembourg 0.1%
Reinet Investments SCA	803	17,097
Malaysia 0.9%
AMMB Holdings Bhd	117,600	105,890
Dialog Group Bhd	19,100	15,189
Genting Malaysia Bhd	15,800	11,607
Malaysia Airports Holdings Bhd	5,300	8,695
MISC Bhd	6,000	11,210
PPB Group Bhd	3,000	13,578
RHB Bank Bhd	8,500	11,813
Westports Holdings Bhd	115,700	111,164
		289,146
Mexico 1.6%
America Movil SAB de CV (Class L Stock)	198,800	164,444
Fibra Uno Administracion SA de CV, REIT	16,700	27,442
Gruma SAB de CV (Class B Stock)	1,120	11,904
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	700	8,668
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,115	21,443
Kimberly-Clark de Mexico SAB de CV (Class A Stock)*	7,800	16,136
Wal-Mart de Mexico SAB de CV	86,900	254,277
		504,314
Pakistan 0.0%
Oil & Gas Development Co. Ltd.	6,900	6,143
Peru 0.2%
Credicorp Ltd.	300	61,974
Philippines 1.9%
Globe Telecom, Inc.	4,995	185,564
PLDT, Inc.	9,850	192,274

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Philippines (cont’d.)
SM Investments Corp.	2,810	$ 53,508
SM Prime Holdings, Inc.	216,000	164,720
		596,066
Poland 0.9%
CD Projekt SA	2,476	180,165
Cyfrowy Polsat SA	1,550	10,838
KGHM Polska Miedz SA*	710	16,670
Powszechna Kasa Oszczednosci Bank Polski SA	7,243	63,788
		271,461
Qatar 0.5%
Commercial Bank PSQC (The)	98,003	129,080
Qatar Islamic Bank SAQ	6,062	27,840
		156,920
Russia 4.3%
Gazprom PJSC	80,830	285,907
Inter RAO UES PJSC	450,000	41,560
LUKOIL PJSC	3,041	310,976
MMC Norilsk Nickel PJSC	432	140,587
Mobile TeleSystems PJSC, ADR	2,700	27,513
Novatek PJSC, GDR	887	159,960
Sberbank of Russia PJSC, ADR	8,306	132,757
Surgutneftegas PJSC	37,200	27,215
Tatneft PJSC	8,924	107,345
X5 Retail Group NV, GDR	3,370	123,420
		1,357,240
South Africa 4.2%
Anglo American Platinum Ltd.	2,768	221,603
Aspen Pharmacare Holdings Ltd.*	25,373	195,939
Bid Corp. Ltd.	2,195	48,350
Exxaro Resources Ltd.	1,314	10,638
Gold Fields Ltd.	4,110	26,629
Impala Platinum Holdings Ltd.*	20,010	187,968
Investec Ltd.	2,964	16,476
Kumba Iron Ore Ltd.	7,408	172,213
Life Healthcare Group Holdings Ltd.	19,047	31,751
Momentum Metropolitan Holdings	136,837	182,592
MultiChoice Group*	2,184	15,483

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Africa (cont’d.)
Naspers Ltd. (Class N Stock)	928	$ 151,090
Netcare Ltd.	6,499	8,666
Old Mutual Ltd.	27,166	31,172
PSG Group Ltd.	800	11,377
SPAR Group Ltd. (The)	2,982	37,893
		1,349,840
South Korea 11.6%
BNK Financial Group, Inc.	2,507	14,134
Daelim Industrial Co. Ltd.*	1,873	126,356
Fila Holdings Corp.	2,366	87,150
Hana Financial Group, Inc.	7,799	215,844
Hankook Tire & Technology Co. Ltd.*	392	9,372
Hyundai Glovis Co. Ltd.	104	12,759
Hyundai Mobis Co. Ltd.	1,280	244,363
Kakao Corp.	1,777	235,301
Kangwon Land, Inc.*	612	14,117
KB Financial Group, Inc.	2,906	106,476
Kia Motors Corp.	6,841	233,036
Korea Aerospace Industries Ltd.*	382	9,600
Korea Investment Holdings Co. Ltd.*	220	12,160
Korea Zinc Co. Ltd.*	45	14,302
KT&G Corp.	3,141	250,028
Kumho Petrochemical Co. Ltd.	3,232	175,685
LG Innotek Co. Ltd.	200	24,999
NCSoft Corp.	84	44,656
POSCO	669	121,349
Posco International Corp.	3,151	44,153
Samsung Card Co. Ltd.	2,523	80,116
Samsung Electronics Co. Ltd.	26,065	1,218,450
Samsung Engineering Co. Ltd.*	841	12,050
Shinhan Financial Group Co. Ltd.	7,403	241,503
SK Hynix, Inc.	1,326	101,638
SK Telecom Co. Ltd.	107	20,534
Woongjin Coway Co. Ltd.	204	15,026
		3,685,157
Taiwan 11.9%
Accton Technology Corp.	3,000	16,021
Advantech Co. Ltd.	17,000	162,728
Asia Cement Corp.	11,000	16,379
Chicony Electronics Co. Ltd.	60,000	169,342
CTBC Financial Holding Co. Ltd.	57,000	41,353

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Feng TAY Enterprise Co. Ltd.	31,900	$ 190,779
Hon Hai Precision Industry Co. Ltd.	133,000	362,128
Largan Precision Co. Ltd.	1,000	156,167
Lite-On Technology Corp.	117,000	181,094
MediaTek, Inc.	14,000	177,316
Novatek Microelectronics Corp.	32,000	226,382
Pegatron Corp.	10,000	20,760
Pou Chen Corp.	12,000	13,895
Powertech Technology, Inc.	4,000	14,196
Realtek Semiconductor Corp.	3,000	24,237
SinoPac Financial Holdings Co. Ltd.	492,000	208,489
Taiwan Mobile Co. Ltd.	8,000	28,292
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	1,487,649
Win Semiconductors Corp.	2,000	18,214
Yuanta Financial Holding Co. Ltd.	390,000	252,335
Zhen Ding Technology Holding Ltd.	3,000	11,758
		3,779,514
Thailand 1.4%
Advanced Info Service PCL	34,000	221,212
BTS Group Holdings PCL	410,200	163,248
PTT Exploration & Production PCL	7,500	29,688
Total Access Communication PCL	19,200	27,128
		441,276
Turkey 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,571	18,950
BIM Birlesik Magazalar A/S	5,488	44,773
Coca-Cola Icecek A/S	18,114	140,717
Haci Omer Sabanci Holding A/S	129,089	210,565
Turkcell Iletisim Hizmetleri A/S	6,332	14,915
		429,920
United Arab Emirates 0.2%
Aldar Properties PJSC	20,905	12,693
Emirates Telecommunications Group Co. PJSC	8,807	39,025
		51,718

Total Common Stocks (cost $25,846,763)		28,766,906

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Funds 3.9%
United States
iShares MSCI Emerging Markets ETF	13,049	$ 549,493
iShares MSCI Saudi Arabia ETF	22,500	672,075

Total Exchange-Traded Funds (cost $1,264,673)		1,221,568
Preferred Stocks 4.5%
Brazil 3.0%
Banco Bradesco SA (PRFC)	21,400	163,900
Centrais Eletricas Brasileiras SA (PRFC B)	21,500	205,230
Cia Energetica de Minas Gerais (PRFC)	4,900	17,117
Itausa - Investimentos Itau SA (PRFC)	78,800	235,337
Petroleo Brasileiro SA (PRFC)	50,900	338,256
		959,840
Chile 0.5%
Embotelladora Andina SA (PRFC B)	54,556	142,467
Sociedad Quimica y Minera de Chile SA (PRFC B)	572	15,939
		158,406
Colombia 0.5%
Bancolombia SA (PRFC)	10,874	142,125
South Korea 0.5%
Samsung Electronics Co. Ltd. (PRFC)	4,404	173,160
Total Preferred Stocks (cost $1,425,599)		1,433,531

	Units
Warrants* 0.0%
Thailand
BTS Group Holdings PCL, expiring 12/31/21 (cost $—)	41,020	—

Total Long-Term Investments (cost $28,537,035)		31,422,005

PGIM QMA Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 0.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	130,156	$ 130,156
PGIM Institutional Money Market Fund (cost $141,260; includes $140,505 of cash collateral for securities on loan)(b)(w)	141,273	141,301

Total Short-Term Investments (cost $271,416)		271,457

TOTAL INVESTMENTS 99.9% (cost $28,808,451)		31,693,462
Other assets in excess of liabilities 0.1%		40,876

Net Assets 100.0%		$ 31,734,338

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,290; cash collateral of $140,505 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).